Employee Benefits - Summarizes Changes for All Plan investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) (Level 3 [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of period	$ 103
Unrealized gains (losses) relating to assets still held at end of year	7
Purchases, sales, and settlements, net	38	103
Balance at end of period	148	103
Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrealized gains (losses) relating to assets still held at end of year	(2)
Purchases, sales, and settlements, net	27
Balance at end of period	25
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of period	4	3	6
Unrealized gains (losses) relating to assets still held at end of year	(2)		(2)
Purchases, sales, and settlements, net		1	(1)
Balance at end of period	2	4	3
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of period		7	7
Unrealized gains (losses) relating to assets still held at end of year			1
Purchases, sales, and settlements, net		(7)	(1)
Balance at end of period			$ 7